Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,504,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,174.40
Total Offset Amount	0.00
Net Fee	1,174.40
Narrative - Max Aggregate Offering Price	$ 8,504,000.00
Final Prospectus	true